NOTES RECEIVABLE	6 Months Ended
Jun. 30, 2012
NOTES RECEIVABLE [Text Block]

NOTE 6 — NOTES RECEIVABLE

	June 30, 2012
	(Unaudited)	December 31, 2011
Notes receivable	$-	$15,727

Notes receivable represents bank acceptance bills that were not redeemed at the bank. The Company uses bank acceptance bills regularly as method of payment between the Company and its customers. The Company has an internal policy requiring most bank acceptance bills to be redeemed by the end of each calendar year. However, there is no such requirement regarding the end of quarter.